Focus Value Portfolio (Prospectus Summary) | Focus Value Portfolio
Focus Value Portfolio
Investment Goal
The Portfolio's investment goal is long-term growth of capital.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), in which the Portfolio is offered.

Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Focus Value Portfolio Class 1
Management Fees		1.00%
Service (12b-1) Fees		none
Other Expenses	[1]	0.16%
Total Annual Portfolio Operating Expenses		1.16%
[1]	"Other Expenses" have been estimated because no Class 1 Shares were outstanding during the Portfolio's last fiscal year.

Expense Example
This Example is intended to help you compare the cost of investing in the

Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Focus Value Portfolio Class 1	118	368	638	1,409

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its investment goal by investing in equity securities selected on the basis of value criteria, without regard to market capitalization.

The Portfolio offers you access to three different professional managers. The

Portfolio utilizes a "focus" strategy, which means each manager actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus strategy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios.

Each subadviser will generally invest in up to 10 securities, and the Portfolio will generally hold up to a total of 30 securities. Examples of when the

Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including following the employment of a new subadviser to manage the Portfolio or a portion of the Portfolio. In this situation the new manager may be selling securities and buying new securities at the same time, resulting in the

Portfolio holding more than its usual number of holdings. Each subadviser may invest in additional financial instruments for the purpose of cash management or to hedge a security position. The Portfolio is non-diversified.

Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the

Portfolio are not bank deposits and are not guaranteed or insured by any bank,

government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Non-Diversification Risk. A Portfolio that is organized as a "non-diversified"

portfolio may invest a larger portion of its assets in the stock of a single company than a diversified fund, and thus, it can concentrate in a smaller number of issuers. A non-diversified portfolio's risk is increased because the effect of the performance of each security on the Portfolio's overall performance is greater.

Value Investing Risk. When investing in securities which are believed to be undervalued in the market, there is a risk that the market may not recognize a security's intrinsic value for a long period of time, or that a stock judged to be undervalued may actually be appropriately priced.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in shares of the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the Russell 3000® Value Index and Russell 1000® Value Index.

Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Class 2 Shares

During the periods shown in the bar chart, the highest return for a quarter was

20.75% (quarter ended June 30, 2003) and the lowest return for a quarter was

-20.77% (quarter ended December 31, 2008).

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Focus Value Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	Class 2 Shares	(13.65%)	(2.55%)	4.28%
Russell 3000® Value Index	Russell 3000® Value Index	(0.10%)	(2.58%)	4.08%
Russell 1000® Value Index	Russell 1000® Value Index	0.39%	(2.64%)	3.89%

No performance for Class 1 shares is shown because there were no Class 1 shares outstanding during the periods shown. Returns are presented for Class 2 shares,

which are not offered in this Prospectus. Class 1 shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.